Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2010
Incremental impact at adoption [Abstract]
GAAP Assets	$ 2,119,673			$ 2,117,605	[1]
GAAP Liabilities	1,958,828			1,941,499	[1]
Total stockholders' equity	160,845			176,106
Tier 1 Capital	10.76%
Impact of new guidance on stockholder equity	0		0
Impact of new guidance on Tier one capital ratio	0.34%
Scenario, Adjustment [Member] | Multi-Seller Conduits [Member]
Incremental impact at adoption [Abstract]
Impact of new guidance on assets	17,724
Impact of new guidance on liabilities	17,744
Impact of new guidance on stockholder equity	(20)
Impact of new guidance on Tier one capital ratio	0.00%
Scenario, Adjustment [Member] | Mortgage & Other [Member]
Incremental impact at adoption [Abstract]
Impact of new guidance on assets	9,059
Impact of new guidance on liabilities	9,107
Impact of new guidance on stockholder equity	(48)
Impact of new guidance on Tier one capital ratio	(0.04%)
Scenario Previously Reported [Member]
Incremental impact at adoption [Abstract]
GAAP Assets	2,031,989	[1]
GAAP Liabilities	1,866,624	[1]
Total stockholders' equity	165,365
Tier 1 Capital	11.10%
Scenario, Adjustment [Member]
Incremental impact at adoption [Abstract]
Impact of new guidance on assets	87,684
Impact of new guidance on liabilities	92,204
Impact of new guidance on stockholder equity	(4,520)
Impact of new guidance on Tier one capital ratio	(0.34%)
Scenario, Adjustment [Member] | Collateralized Credit Card Securities [Member]
Incremental impact at adoption [Abstract]
Impact of new guidance on assets	60,901
Impact of new guidance on liabilities	65,353
Impact of new guidance on stockholder equity	$ (4,452)
Impact of new guidance on Tier one capital ratio	(0.30%)

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at December 31, 2010, and 2009. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.